Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of (Loss) Income Before Income Taxes

(Loss) income before income taxes and share of (loss) income in equity investees

	For the year ended June 30
	2026	2025	2024
Mainland China	(7,367,640)	516,640	2,878,314
Non-mainland China	(4,787,559)	(5,592,254)	(4,721,679)
	(12,155,199)	(5,075,614)	(1,843,365)

Schedule of Statutory Rate to the Company's Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the year ended June 30
	2025	2024
Mainland China statutory income tax rate	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	(22.0)%	(56.5)%
Effect of tax rate changes on deferred taxes	5.3%	(8.9)%
Effect of mainland China preferential tax rate and tax relief	(1.7)%	(27.0)%
Tax exempt income	1.4%	1.6%
Research and development credits	28.2%	96.6%
Business insurance	(2.5)%	(5.7)%
Late payment interest	(5.0)%	(20.0)%
Withholding tax	-%	(4.7)%
Depreciation and amortization	-%	(2.2)%
Investment gain/loss	-%	(2.3)%
Statutory income/expense	(0.5)%	3.9%
Intercompany transfers	(14.6)%	(10.9)%
Change in valuation allowances	(30.0)%	3.6%
Goodwill impairment	(1.3)%	-%
Others	(0.9)%	(1.2)%
Effective tax rate	(18.6)%	(8.7)%

	As of June 30,2026
	USD	Percent
Mainland China statutory income tax rate	(3,038,800)	25.0%
Cross border	-	-%
Change in valuation allowances	2,125,638	(17.5)%
Nontaxable or nondeductible items	172,726	(1.4)%
Changes in unrecognized tax benefits	(577,077)	4.7%
Foreign tax effects
Singapore
Goodwill impairment	244,083	(2.0)%
Others	93,246	(0.8)%
Hong Kong	162,256	(1.3)%
BVI
Statutory tax rate difference between BVI and China	214,915	(1.8)%
Cayman
Statutory tax rate difference between Cayman and China	743,375	(6.1)%
Other foreign jurisdictions	(40,318)	0.3%
Other adjustments
Research and development credits	(1,530,153)	12.6%
Statutory income/expense	577,077	(4.7)%
Effect of tax rate changes on deferred taxes	(1,222,004)	10.1%
Effect of mainland China preferential tax rate and tax relief	1,238,972	(10.2)%
Intercompany transfers	739,833	(6.1)%
Late payment interest	329,931	(2.7)%
Others	(16,761)	0.1%
Income tax expenses	216,939	(1.8)%

Schedule of Provision (Benefit) for Income Tax

The provision (benefit) for income tax consists of the following:

	For the year ended June 30
	2026	2025	2024
Current income tax	244,336	463,191	878,404
Deferred income tax	(27,397)	484,338	(717,679)
Total provision for income tax expenses	216,939	947,529	160,725

Schedule of Deferred Tax Assets and Liabilities

The significant components of the deferred tax assets and liabilities are as follows:

	As of June 30,
	2026	2025
Deferred tax assets:
Net operating loss carry forwards	3,822,774	2,188,458
Accrued expenses	13,110	36,094
Lease liabilities	531,036	840,258
Share of investee’s loss	27,963	33,764
Unrealized gains and losses for internal related parties	119,999	145,804
Provision for credit losses	665,151	168,227
Impairment of deferred contract costs	277,286	-
Others	38,801	7,259
Valuation allowances	(4,856,865)	(2,495,112)
Total deferred tax assets	639,255	924,752

Deferred tax liabilities:
ROU assets	493,954	758,483
Intangible assets	290,210	344,139
Total deferred tax liabilities	784,164	1,102,622

Net deferred tax assets	59,691	73,942
Net deferred tax liabilities	204,600	251,812

Schedule of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	2026	2025	2024
Balance at July 1	3,880,945	2,780,674	2,442,085
Increase	1,215,792	1,072,205	518,179
Decrease	(708,484)	(15,103)	(172,682)
Foreign currency translation adjustment	216,010	43,169	(6,908)
Balance at June 30	4,604,263	3,880,945	2,780,674

Schedule of Tax Payables

The Company’s tax payables consist of the following:

	As of June 30,
	2026	2025

VAT payable	1,277,802	908,992
Corporate income tax payable	372,261	113,840
Withholding tax payable	454,699	390,640
Disability insurance fund payable	759,004	971,516
Other tax payables	97,426	78,718
Total tax payables	2,961,192	2,463,706